Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
January 1, 2013~December 31, 2013	$ 1,703
January 1, 2014~December 31, 2014	771
January 1, 2015~December 31, 2015	235
January 1, 2016~December 31, 2016	113
January 1, 2017~December 31, 2017	65
Operating Leases, Future Minimum Payments Due	$ 2,887